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JULIEN BOURGEOIS julien.bourgeois@dechert.com +1 202 261 3451 Direct +1 202 261 3151 Fax

September 2, 2011

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C.  20549

Re:	Security Income Fund
(File Nos. 002-38414 and 811-02120)

Ladies and Gentlemen:

On behalf of Security Income Fund (the “Corporation”), attached for filing via the EDGAR system pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “Securities Act”), is Post-Effective Amendment No. 97 to the Corporation’s registration statement on Form N-1A.  This filing is being made for the purpose of registering shares of the Rydex | SGI Total Return Bond Fund, Rydex | SGI Macro Opportunities Fund, and Rydex | SGI Floating Rate Income Fund, each a new series of the Corporation.

On behalf of the Corporation, we hereby undertake to make an additional filing of the Corporation’s registration statement on or before November 16, 2011 in order to respond to any comments that you might have with respect to this filing, add any additional non-material disclosure that may be required in order to complete the registration statement and file the appropriate exhibits.

No fee is required in connection with this filing.  Should you have any questions regarding this filing, please contact the undersigned at 202.261.3451.

Sincerely,

/s/ Julien Bourgeois

Julien Bourgeois

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